Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances
Related Party Transactions and Balances

Note 9 Related Party Transactions and Balances

The Company considers its officers (CEO and CFO) and directors to be key management. Key management are those persons having authority and responsibility for planning, directing, and controlling activities, directly or indirectly, of the Company.

(i)

On October 31, 2023 and November 29, 2023, the Company advanced $68,000 and $136,000, respectively, to FEL representing 6.8% of a $3,000,000 financing being undertaken by FEL bringing the total advances by the Company to $627,020.

On December 21, 2023, $626,820 of advances made to FEL by the Company were converted to shares in FEL at a price of $0.30 per share. The $626,820 conversion into FEL shares represented 6.8% of $9,217,939 of debt settled by FEL. The remaining $200 of advances made to FEL was assumed by PXP.

(ii)	During the year ended December 31, 2024, general and administrative expenses included key management personnel compensation totaling $48,000 (2023: $48,000; 2022: 48,000).
(iii)

On March 10, 2022, the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL. The advance to FEL was via non-interest bearing loans. In order to be able to fund the cash call, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal is repayable on the earlier of a) August 31, 2025 or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC. The Company also received an additional $155,286 for working capital from PXP during the year ended December 31, 2024 (2023 - $356,500; 2022 - $80,000) under the same terms and conditions as the PXP Loan. As at December 31, 2024, the outstanding PXP Loan balance was $895,637 (2023 - $678,155) which included accrued interest of $105,431 (2023 - $43,235). Total interest expense amounted to $62,196 for the year ended December 31, 2024 (2023 – $32,593; 2022 – $10,642). The PXP Loan balance was reduced by $200 as a result of the assumption by PXP of the balance of the advances made to FEL (Note 9 (ii)).